Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning		$ (6,182)	[1]	$ (6,087)	[1]	$ (6,315)
Acquisitions	[2]	(110)		0		0
Divestitures	[3]	0		0		29
Increases based on tax positions taken during a prior period	[4]	(31)		(110)		(205)
Decreases based on tax positions taken during a prior period	[4],[5]	496		473		876
Decreases based on settlements for a prior period	[6]	64		70		571
Increases based on tax positions taken during the current period	[4]	(675)		(795)		(1,178)
Impact of foreign exchange		319		161		38
Other, net	[4],[7]	199		106		97
Balance, ending	[1]	$ (5,919)		$ (6,182)		$ (6,087)

[1]	In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion). In 2014, included in Income taxes payable ($13 million), Current tax assets ($27 million), Noncurrent deferred tax assets and other noncurrent tax assets ($196 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion).
[2]	Primarily related to the acquisition of Hospira. See also note 2A.
[3]	Primarily related to the disposition of our Animal Health (Zoetis) business. See also Note 2D.
[4]	Primarily included in Provision for taxes on income.
[5]	Primarily related to effectively settling certain tax positions with the U.S. and foreign tax authorities. See also Note 5A.
[6]	Primarily related to cash payments.
[7]	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.